Emissions schemes and related environmental programmes (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Cost Environmental Schemes and Related Environmental Plans

Cost of emission schemes and related environmental programmes recognised in the Consolidated Statement of Income

	$ million
	2025	2024	2023
ETS and related schemes	398	381	493
Biofuels [A]	4,203	2,942	2,581
Renewable power	530	623	552
Total	5,131	3,946	3,626
[A]Represents the cost of biofuel certificates required for compliance purposes over and above those generated from self-blending activities.

Summary of Emission Schemes and Related Environmental Plans

Purchased environmental certificates (presented under Other intangible assets, see Note 11) [A]

	$ million
	ETS and related schemes	Biofuels	Renewable power	Total
At January 1, 2025	301	2,082	131	2,514
Additions	134	3,057	468	3,659
Settlements	(317)	(2,793)	(415)	(3,525)
Other movements	43	255	(67)	231
At December 31, 2025	161	2,601	117	2,879
At January 1, 2024	441	1,805	145	2,391
Additions	299	3,146	417	3,862
Settlements	(392)	(2,804)	(411)	(3,607)
Other movements	(47)	(65)	(20)	(132)
At December 31, 2024	301	2,082	131	2,514
[A]Relates to environmental certificates held for compliance purposes.

Summary of Obligations

	$ million
	ETS and related schemes		Biofuels	Renewable power	Total
At January 1, 2025
Current	(388)		(2,594)	(536)	(3,518)
Non-current	—		(408)	(9)	(417)
	(388)		(3,002)	(545)	(3,935)
Additions	(1,078)		(4,205)	(536)	(5,819)
Additions covered by government grants	666	[A]			666
Settlements	389		3,153	621	4,163
Other movements	(71)		(345)	20	(396)
	(94)		(1,397)	105	(1,386)

At December 31, 2025
Current	(445)		(3,823)	(337)	(4,605)
Non-current	(37)		(576)	(103)	(716)
	(482)		(4,399)	(440)	(5,321)
At January 1, 2024
Current	(498)		(3,012)	(343)	(3,853)
Non-current	—		(105)	(88)	(193)
	(498)		(3,117)	(431)	(4,046)
Additions	(1,051)		(2,981)	(612)	(4,644)
Additions covered by government grants	675	[A]			675
Settlements	453		3,011	467	3,931
Other movements	33		85	31	149
	110		115	(114)	111

At December 31, 2024
Current	(388)		(2,594)	(536)	(3,518)
Non-current	—		(408)	(9)	(417)
	(388)		(3,002)	(545)	(3,935)
[A]Emission certificates that were allocated free of charge at an equivalent fair value at grant date.